INVENTORIES	12 Months Ended
Mar. 31, 2019
INVENTORIES
INVENTORIES	3. INVENTORIES The components of inventories as of March 31, 2018 and 2019, consist of the following:

	Thousands of Yen
	2018	2019

Merchandise	¥37,314	¥1,052
Supplies	3,425	2,826
Total	40,739	3,878